SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of incentives paid to investors (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Incentives paid to:
New investors		¥ 92,696	¥ 89,776
Returning investors	¥ 202,463	353,297	206,380
Total incentives paid to investors	¥ 202,463	¥ 445,993	¥ 296,156